UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21630

                              Alpha Core Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                              Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert D. DiCarlo

President and Principal Executive Officer

Alpha Core Strategies Fund

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2016 (UNAUDITED)

		VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS - 100.3%
Credit/Distressed - 14.6% (Cost $92,102,000)
Chatham Asset Partners High Yield Fund, LP		$35,261,000
Knighthead Domestic Fund, L.P.		27,650,000
Nut Tree Offshore Fund Ltd.		15,903,000
Varadero Partners, L.P.		30,531,000

		109,345,000

Global Macro - 15.7% (Cost $107,805,000)
Autonomy Global Macro Fund L.P.		36,156,000
Discovery Global Opportunity Partners, L.P.		26,560,000
Graticule Asia Macro Fund LP		31,509,000
Tse Capital Fund, L.P.		23,918,000

		118,143,000

Non-U.S. Equity Hedge - 13.2% (Cost $77,207,000)
Hermitage Global Partners LP*		25,000
Indus Pacific Opportunities Fund, L.P.		23,293,000
MW Eureka (US) Fund		27,221,000
Pelham Long/Short Fund LP		20,145,000
Pelham Long/Short Small Cap Fund LP		6,119,000
Zebedee Focus Fund Limited		22,532,000

		99,335,000

Relative Value Multi-Strategy - 9.4% (Cost $60,311,000)
Alphadyne Investment Strategies Partners, LP		24,587,000
DW Catalyst Onshore Fund, LP		14,434,000
Investcorp Interlachen Multi-Strategy Fund, LLC*		—
Polar Multi-Strategy Fund		31,831,000

		70,852,000

Sector Hedge - 11.6% (Cost $63,368,000)
Brenham Capital Fund, L.P.		40,925,000
Broadfin Healthcare Fund, LP		12,846,000
Camber Capital Fund L.P.		33,257,000

		87,028,000

Special Situations - 16.1% (Cost $101,760,000)
Archer Capital Fund, L.P.		23,577,000
Corvex Partners LP		26,951,000
HG Vora Special Opportunities Fund LP		28,685,000
Pentwater Event Fund LLC		18,193,000
Senator Global Opportunity Fund LP		23,922,000

		121,328,000

U.S. Equity Hedge - 19.7% (Cost $126,542,000)
Black Diamond Thematic, L.P.		30,725,000
Harvest Small Cap Partners, L.P.		17,629,000
HSCP Strategic I, L.P.		6,021,000
Lakewood Capital Partners, LP		19,511,000
Tide Point Partners, LP		24,866,000
Tourbillon Global Equities, LLC		21,432,000
TPG Public Equity Partners-A, L.P. Class A		14,565,000
TPG Public Equity Partners-A, L.P. Class B		12,932,000

		147,681,000

Total Investments in Sub-Funds (Cost $629,095,000)		$753,712,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT - 2.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	18,625,000	$18,625,000

Total Cash Equivalent (Cost $18,625,000)		$18,625,000

Total Investments - 102.8% (Cost $647,720,000)		$772,337,000

Liabilities less Other Assets - (2.8)%		(21,316,000)

NET ASSETS - 100.0%		$751,021,000

(1)	Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of Northern Trust Corporation.
(2)	At March 31, 2016, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,348,000 with net purchases of approximately $16,277,000 during the three months ended June 30, 2016.
*	During the current year, all of the underlying investments’ value in these Sub-Funds were held in a side-pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side-pocket arrangement. In the aggregate, approximately 0.01% of the Fund’s net assets are in side-pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

QUARTERLY REPORT    1    ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued	JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Credit/Distressed	14.6%
Global Macro	15.7
Non-U.S. Equity Hedge	13.2
Relative Value Multi-Strategy	9.4
Sector Hedge	11.6
Special Situations	16.1
U.S. Equity Hedge	19.7
Cash Equivalent and Liabilities Less Other Assets	(0.3)

Total	100.0%

At June 30, 2016, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands - 12.9%	$77,253,000	$97,217,000
United States - 87.4%	551,842,000	656,495,000

Total	$629,095,000	$753,712,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. The Fund’s investment in the Northern Institutional Funds - Diversified Assets Portfolio is valued using Level 1 inputs. All other Sub-Funds’ values were measured using the net asset value per share (or its equivalent) practical expedient and in accordance with ASU 2015-07 and have not been classified in the fair value hierarchy.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on March 31, 2016.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of June 30, 2016.

ALPHA CORE STRATEGIES FUND    2     QUARTERLY REPORT

NOTES TO SCHEDULE OF INVESTMENTS

RISK FACTORS

Financial Accounting Standards Board Accounting Standards Codification 820 (“ASC 820”) Fair Value Measurement requires disclosure to assist in understanding the nature and risk of investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	Fair Value (in millions)	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Credit/Distressed(a)	$109	$—	Monthly, Quarterly	45-90 Days
Global Macro(c)	118	—	Monthly, Quarterly	30-90 Days
Non-U.S. Equity Hedge	99	—	Not Eligible,	30-90 Days
Hedge(d)			Monthly, Quarterly
Relative Value	71	—	Not Eligible,	60-85 Days
Multi-Strategy(b)			Monthly, Quarterly
Sector Hedge(d)	87	—	Monthly, Quarterly	60-95 Days
Special Situations(a)	121	—	Monthly, Quarterly	60-90 Days
U.S. Equity Hedge(d)	148	—	Monthly, Quarterly	30-90 Days

	$753	$—

(a)	Event Driven – The managers in this category seek to profit from opportunities arising from specific situations affecting individual stocks or unique circumstances in a particular industry, sector or market. These market participants typically specialize in certain sectors of the Event Driven space, utilizing unique skills or knowledge of bankruptcy law, specific market events, or otherwise. Sub-strategies in this category include Credit/Distressed and Special Situations. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 70.04% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor level gate restrictions. These gates range from twelve to fifteen months and do not allow for full redemptions. Investments representing approximately 2.69% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions within the first 12 months after acquisition. The remaining restriction period for these investments was approximately one to two months at June 30, 2016.
(b)	Relative Value – The managers in this category seek to deliver alpha without subjecting themselves to or relying on beta or general market exposure for performance. They seek to do this by identifying and exploiting various arbitrage opportunities between and among related groups of securities, with the expectation that returns will have a low correlation to the markets in which those securities trade. Sub-strategies in this category include Relative Value Multi-Strategy. The fair values of the investments in this category have been estimated using the net asset value per

NOTES TO SCHEDULE OF INVESTMENTS

share (or its equivalent) of the investments. Investments representing approximately 20.37% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor level gate restrictions. These gates range up to 13 months and do not allow for full redemptions. For one investment representing less than 0.01% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.
(c)	Global Macro – The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the relative attractiveness between individual securities. Managers seek to identify the direction that certain markets will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Global Macro. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 30.60% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor level gate restrictions. These gates range up to five months and do not allow for full redemptions.
(d)	Hedged Equity – The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 5.70% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor level gate restrictions. These gates range up to 12 months and do not allow for full redemptions. Investments representing approximately 7.03% of the fair value of investments in this category cannot be immediately redeemed because the investments include restrictions that do not allow for full redemptions within the first 12 months after acquisition. The remaining restriction period for these investments was approximately two months to two and a half years at June 30, 2016. For one investment representing approximately 0.01% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Core Strategies Fund

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	August 26, 2016

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 26, 2016